10-Q NOTES RECEIVABLE AND ADVANCES, NET	3 Months Ended
Mar. 31, 2022
Receivables [Abstract]
NOTES RECEIVABLE AND ADVANCES, NET	NOTES RECEIVABLE AND ADVANCES, NET
Notes receivable and advances, net at December 31, 2021 and 2020 include:

	December 31, 2021	December 31, 2020
Current portion
Tonogold note receivable, face value	$—	$4,475,000
Unrealized gain	—	1,023,500
Tonogold note receivable, fair value	—	5,498,500
Sierra Springs advances receivable	4,935,000	1,650,000
Other notes receivable	29,545	—
Total notes receivable and advances, current portion	$4,964,545	$7,148,500

Non-current portion
Tonogold note receivable, face value	6,650,000	—
Unrealized gain	605,000	—
Tonogold note receivable, fair value	7,255,000	—
MCU-P note receivable, face value	2,000,000	1,180,000
Unamortized discount for implied interest	(401,159)	(319,060)
MCU-Philippines note receivable, non-current portion, net	8,853,841	860,940
Total notes receivable and advances, net	$13,818,386	$8,009,440
We expect the Tonogold Note to be cancelled in exchange for the membership interests of Comstock Mining LLC (see Note 22, Subsequent Events), which investment is classified as a non-current asset at December 31, 2021.
NOTES RECEIVABLE AND ADVANCES, NET
Notes receivable and advances, net at March 31, 2022 and December 31, 2021 include:

	March 31, 2022	December 31, 2021
Current portion
Sierra Springs advances receivable	$4,935,000	$4,935,000
Other notes receivable	27,043	29,545
Total notes receivable and advances, current portion	$4,962,043	$4,964,545

Non-current portion
Tonogold note receivable, face value	—	6,650,000
Unrealized gain	—	605,000
Tonogold note receivable, fair value	—	7,255,000
MCU-P note receivable, face value	—	2,000,000
Unamortized discount for implied interest	—	(401,159)
MCU-Philippines note receivable, non-current portion, net	—	1,598,841
Total notes receivable and advances, net	$4,962,043	$13,818,386
Tonogold Option Agreement, Reconveyance of Lucerne mine and related assets, and Tonogold Note Receivable
We recognized a loss on the change in fair value of $605,000 and a gain of $745,500 in other income and expense for the three months ended March 31, 2022 and 2021, respectively. On March 31, 2022, we agreed to extinguish the Tonogold note receivable principal of $6,650,000 in exchange for the membership interests of Comstock Mining LLC under the Option Agreement (see Note 2, Acquisitions and Investments).
Advances to Sierra Springs Opportunity Fund, Inc.
On January 3, 2022, the Company made an additional SSOF Advance of $1,300,000, for use by SSE in paying deposits for contracted property purchases. This amount was fully repaid on January 26, 2022. SSE assigned all assignable rights, title and interest in SSE’s property purchases to the Company until such time as the SSOF Advances are repaid.